Employee Benefit Plan, Summary of Accounting Policy (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EPB 012 [Member]
Employee Benefit Plan, Accounting Policy [Line Items]
Employee Benefit Plan, Note to Receivable from Participant, Interest	$ 2.5	$ 2.2